UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
March 31, 2011 (Unaudited)

Common Stocks--97.8%	Shares	Value ($)
Consumer Discretionary--9.3%
Christian Dior	293,500	41,315,942
McDonald's	1,294,700	98,513,723
McGraw-Hill	657,000a	25,885,800
News, Cl. A	2,212,308a	38,848,128
News, Cl. B	166,900	3,107,678
Target	1,284,100	64,217,841
Walt Disney	800,000	34,472,000
		306,361,112
Consumer Staples--27.6%
Altria Group	2,673,700a	69,596,411
Coca-Cola	2,500,000	165,875,000
Estee Lauder, Cl. A	317,900a	30,632,844
Kraft Foods, Cl. A	1,200,568	37,649,813
Nestle, ADR	1,921,150	110,427,702
PepsiCo	1,009,300	65,009,013
Philip Morris International	2,923,700	191,882,431
Procter & Gamble	1,667,300a	102,705,680
Wal-Mart Stores	1,159,100a	60,331,155
Walgreen	1,722,200	69,129,108
Whole Foods Market	157,500a	10,379,250
		913,618,407
Energy--22.6%
Chevron	1,467,400	157,642,782
ConocoPhillips	1,406,700	112,339,062
Exxon Mobil	2,668,598	224,509,150
Occidental Petroleum	896,600	93,685,734
Royal Dutch Shell, ADR	1,151,800a	83,920,148
Total, ADR	1,234,900a	75,291,853
		747,388,729
Financial--5.6%
Berkshire Hathaway, Cl. A	322b	40,346,600

Franklin Resources	300,000	37,524,000
HSBC Holdings, ADR	418,166a	21,660,999
JPMorgan Chase & Co.	1,858,400	85,672,240
		185,203,839
Health Care--10.1%
Abbott Laboratories	1,351,300a	66,281,265
Intuitive Surgical	91,200a,b	30,411,552
Johnson & Johnson	1,815,900	107,592,075
Medtronic	709,500	27,918,825
Merck & Co.	1,034,000	34,132,340
Novo Nordisk, ADR	258,500	32,371,955
Roche Holding, ADR	1,008,400	36,251,980
		334,959,992
Industrial--4.2%
Caterpillar	612,500	68,201,875
General Electric	1,877,400	37,641,870
United Technologies	376,600	31,879,190
		137,722,935
Information Technology--12.0%
Apple	424,200b	147,812,490
Automatic Data Processing	672,800	34,521,368
Intel	3,014,500	60,802,465
International Business Machines	525,000a	85,611,750
QUALCOMM	302,000	16,558,660
Texas Instruments	1,552,200	53,644,032
		398,950,765
Materials--6.4%
Air Products & Chemicals	225,000	20,290,500
Freeport-McMoRan Copper & Gold	1,451,200	80,614,160
Praxair	550,100	55,890,160
Rio Tinto, ADR	764,200a	54,349,904
		211,144,724
Total Common Stocks
(cost $2,086,223,761)		3,235,350,503

Other Investment--1.9%
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $62,223,000)	62,223,000 [c]	62,223,000

Investment of Cash Collateral for
Securities Loaned--3.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $103,954,123)	103,954,123 [c]	103,954,123

Total Investments (cost $2,252,400,884)	102.9%	3,401,527,626
Liabilities, Less Cash and Receivables	(2.9%)	(94,525,199)
Net Assets	100.0%	3,307,002,427

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At March 31, 2011, the value of the fund's securities on loan was $101,373,517 and the value of the collateral held by the fund was $103,954,123.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $2,252,400,884.

Net unrealized appreciation on investments was $1,149,126,742 of which $1,161,399,314 related to appreciated investment securities and $12,272,572 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	27.6
Energy	22.6
Information Technology	12.0
Health Care	10.1
Consumer Discretionary	9.3
Materials	6.4
Financial	5.6
Money Market Investment	5.1
Industrial	4.2
102.9
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,779,760,020	-	-	2,779,760,020
Equity Securities - Foreign+	455,590,483	-	-	455,590,483
Mutual Funds	166,177,123	-	-	166,177,123
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices.

Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	May 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)